Note E - Premises and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Rent Expense, Net	$ 464	$ 464	$ 515